Reconciliation of profit for the year to cash flow from operations before contract acquisition costs (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation of Profit for the Year to Cash Flow From Operations Before Contract Acquisition Costs

	2019 $m	2018 Restated $m	2017 Restated $m
Profit for the year	386	350	535

Adjustments for:
Net financial expenses	115	96	91
Fair value (gains)/losses on contingent purchase consideration	(27)	4	—

Income tax charge (note 8)	156	132	118

Depreciation and amortisation	116	115	112

System Fund depreciation and amortisation	54	49	41

Impairment charges (note 6)	131	—	18

Other operating exceptional items (including System Fund) (note 6)	83	151	(13)

Share-based payments cost	42	38	27

Dividends from associates and joint ventures (note 1 6 )	7	5	4

Increase in trade and other receivables	(50)	(43)	(71)

Increase in contract costs	(11)	(3)	(5)

Increase in deferred revenue	57	141	43

(Decrease)/increase in trade and other payables	(63)	11	38

Utilisation of provisions, net of charge (note 2 1 )	7	(6)	—

Retirement benefit contributions, net of costs	(3)	(12)	(1)

Cash flows relating to exceptional items	(55)	(137)	(44)

Contract assets deduction in revenue	21	19	17

Other items	2	4	(4)

Total adjustments	582	564	371

Cash flow from operations before contract acquisition costs	968	914	906